Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Provisions
Schedule of provisions

	2021 £’000	2020 £’000	2019 £’000
Opening provision at 1 January	50	97	165
Utilisation of provision	–	(97)
Provision recognised/(released) in the year	–	50	(68)
At 31 December	50	50	97
Less: non-current portion	–	(50)	–
Current portion	50	–	97